UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
	Jun. 30, 2019 CNY (¥)		Jun. 30, 2019 USD ($)		Jun. 30, 2018 CNY (¥)
Cash flows from operating activities
Net loss	¥ (1,249,496,112)		$ (182,009,631)		¥ (514,435,513)
Adjustments for:
Depreciation of property and equipment	4,095,448		596,569		1,549,432
Amortization of intangible assets	4,878,682		710,660
Amortization of right-of-use asset and interest of lease liabilities	16,990,715		2,474,977
Deferred tax benefit	(1,201,622)		(175,036)
Share-based compensation	135,571,831		19,748,264		185,383,475
Changes in assets and liabilities, net of impact of acquisition:
Accounts receivable	(206,345,235)		(30,057,572)		9,497,772
Amount due from related parties	(104,097,946)		(15,163,576)
Prepayment to a related party					(27,792,710)
Prepayments and other current assets	(27,380,063)		(3,988,356)		(11,769,599)
Other non-current assets	(12,980,696)		(1,890,852)		(737,690)
Accounts payable	123,931,198		18,052,614		7,103,222
Amount due to related parties	6,841,157		996,527		7,570,862
Registered users' loyalty payable	(77,749,730)		(11,325,525)		116,060,910
Salary and welfare payable	30,479,660		4,439,863		7,570,229
Tax payable	(9,168,294)		(1,335,513)		1,231,483
Accrued liabilities related to users' loyalty programs	2,121,249		308,995		(37,992,439)
Accrued liabilities and other current liabilities	97,402,200		14,188,231		42,482,144
Advances from advertising customers	10,991,370		1,601,074		72,539,949
Operating lease liabilities	(17,220,336)		(2,508,425)
Non-current liabilities	(1,266,973)		(184,555)
Non-current interest payable-convertible loan	8,485,508		1,236,054
Net cash used in operating activities	(1,265,117,989)		(184,285,213)		(141,738,473)
Cash flows from investing activities:
Purchase of short-term investments	(2,204,224,400)		(321,081,486)		(761,200,000)
Purchase of equity investments	(32,498,800)		(4,733,984)
Prepayment for purchase of online audio/video content platform					(43,018,464)
Proceeds from maturity of short-term investments	2,135,914,590		311,131,040		890,610,000
Purchase of intangible assets	(2,684,807)		(391,086)
Cash paid for acquisitions, net of cash acquired					(10,729,825)
Purchase of property and equipment	(12,927,000)		(1,883,030)		(5,794,062)
Proceeds from disposal of property and equipment					175,634
Net cash provided by/(used in) investing activities	(116,420,417)		(16,958,546)		70,043,283
Cash flows from financing activities:
Proceeds from public offerings, net of issuance costs	212,813,023	[1]	30,999,712	[1]	(4,281,169)
Proceeds from Convertible Loan, net of issuance costs	1,175,923,897		171,292,629
Payment for repurchase of ordinary shares	(102,630,674)		(14,949,843)
Net cash provided by financing activities	1,313,463,749		191,327,568		1,501,333,428
Net increase in cash and cash equivalents	(68,074,657)		(9,916,191)		1,429,638,238
Effect of exchange rate changes on cash and cash equivalents	(14,733,676)		(2,146,202)		58,202,210
Cash and cash equivalents at the beginning of period	2,186,288,246		318,468,790		278,458,413
Cash and cash equivalents at the end of period	2,103,479,913		306,406,397		1,766,298,861
Supplemental disclosure of cash flow information:
Accounts payable related to the purchase of property and equipment					263,000
Accrued Follow On Offering expense	669,450		97,516
Accrued Convertible Loan expense	1,307,205		190,416
Accrued preferred share issuance cost					2,311,276
Deemed dividend to preferred shares shareholders					1,916,871
Series A Shares | Subsidiary
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs	27,357,503		3,985,070
Series B1 Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs					651,736,522
Series B2 Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs					569,316,830
Series B3 Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs					284,561,245
Series A Preferred Shares
Supplemental disclosure of cash flow information:
Accretion to preferred shares redemption value					10,643,883
Series A Preferred Shares | Subsidiary
Supplemental disclosure of cash flow information:
Accretion to preferred shares redemption value	¥ 5,293,586		$ 771,098
Series A1 Preferred Shares
Supplemental disclosure of cash flow information:
Accretion to preferred shares redemption value					3,274,935
Series B1 Preferred Shares
Supplemental disclosure of cash flow information:
Accretion to preferred shares redemption value					21,349,500
Series B2 Preferred Shares
Supplemental disclosure of cash flow information:
Accretion to preferred shares redemption value					18,092,345
Series B3 Preferred Shares
Supplemental disclosure of cash flow information:
Accretion to preferred shares redemption value					¥ 5,602,880

[1]	For the six months ended June 30, 2018, the cash outflow amount represented cash paid for initial public offering costs prior to the completion of the Company’s IPO.